Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Deposits [Abstract]
Summary of Deposits

A summary of deposits at December 31 is as follows:

(In thousands)	2019	2018
Savings accounts	$81,926	$80,545
Time accounts	301,193	199,598
Time accounts of $250,000 or more	120,450	77,224
Money management accounts	14,388	13,180
MMDA accounts	185,402	189,679
Demand deposit interest-bearing	64,533	57,407
Demand deposit noninterest-bearing	107,501	103,124
Mortgage escrow funds	6,500	6,303
Total Deposits	$881,893	$727,060

Scheduled Maturities of Time Deposits

At December 31, 2019, the scheduled maturities of time deposits are as follows:

(In thousands)
Year of Maturity:
2020	$386,920
2021	24,456
2022	4,639
2023	2,360
2024	1,499
Thereafter	1,769
Total	$421,643

Summary of Deposits by Type

In addition to deposits obtained from its business operations within its target market areas, the Bank also obtains brokered deposits through various programs administered by Promontory Interfinancial Network and through other unaffiliated third-party financial institutions.

	At December 31,
	2019			2018
(In thousands)	Non-Brokered	Brokered	Total	Non-Brokered	Brokered	Total
Savings accounts	$81,926	$-	$81,926	$80,545	$-	$80,545
Time accounts	190,685	110,508	301,193	158,207	41,391	199,598
Time accounts of $250,000 or more	94,455	25,995	120,450	77,224	-	77,224
Money management accounts	14,388	-	14,388	13,180	-	13,180
MMDA accounts	185,356	46	185,402	189,625	54	189,679
Demand deposit interest-bearing	64,533	-	64,533	57,407	-	57,407
Demand deposit noninterest-bearing	107,501	-	107,501	103,124	-	103,124
Mortgage escrow funds	6,500	-	6,500	6,303	-	6,303
Total Deposits	$745,344	$136,549	$881,893	$685,615	$41,445	$727,060